UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Floating Rate
Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Aerospace & Defense - 4.9%	Avio Holding SpA Dollar Mezzanine Term Loan,
	13.931%, 9/25/16	USD	2,034	$ 813,802
	Avio Holding SpA Facility B-2, 3.556%,
	9/25/14		1,661	1,076,533
	Avio Holding SpA Facility C-2, 4.181%,
	9/25/15		1,771	1,147,632
	Hawker Beechcraft Acquisition Co. LLC Facility
	Deposit, 5.762%, 3/26/14		240	125,881
Hawker Beechcraft Acquisition Co. LLC Term
	Loan, 5.762%, 3/26/14		4,099	2,149,216
IAP Worldwide Services, Inc. Term Loan First
	Lien, 9.063%, 12/20/12		2,030	1,248,433
Vought Aircraft Industries, Inc. Term Loan,
	3.94%, 12/22/11		2,836	2,155,539
	Vought Aircraft Industries, Inc. Tranche B Line
	of Credit Deposit, 6.74%, 12/22/10		560	425,600
				9,142,636
Airlines - 0.8%	Delta Air Lines, Inc. Credit-Linked Deposit Loan,
	2.70% - 4.581%, 4/30/12		1,238	818,297
US Airways Group, Inc. Term Loan, 3.936%,
	3/23/14		1,480	681,540
				1,499,837
Auto Components - 3.4%	Affinia Group, Inc. Tranche B Term Loan, 6.42%,
	11/30/11		2,543	1,526,143
Allison Transmission, Inc. Term Loan, 4.38% -
	5.57%, 8/07/14		4,885	2,909,840
Dana Holding Corp. Term Advance, 6.75% -
	7.25%, 1/31/15		1,579	937,138
GPX International Tire Corp. Tranche B Term
	Loan, 9.81%, 4/06/12		1,258	943,383
				6,316,504
Automobiles - 0.2%	Ford Motor Co. Term Loan, 4.43%, 12/15/13		523	209,139
General Motors Corp. Secured Term Loan,
	5.795%, 11/29/13		423	162,796
				371,935
Beverages - 0.1%	Culligan International Co. Loan (Second Lien),
	9.184% - 9.711%, 4/24/13	EUR	500	114,345
Biotechnology - 0.7%	Talecris Biotherapeutics, Holdings Corp. First
	Lien Term Loan, 4.910% - 5.640%, 12/06/13	USD	1,485	1,302,988
Building Products - 2.2%	Building Materials Corp. of America Term Loan
	Advance, 6.50% - 6.625%, 2/22/14		2,736	1,686,225
Masonite International Term Loan, 5.50%,
	4/06/13		912	528,132
	Masonite International Term Loan B, 5%,
	4/06/13		921	533,268
PGT Industries, Inc. First Lien Term Loan,
	7.25%, 2/14/12		1,923	1,250,031
				3,997,656
Capital Markets - 0.7%	RiskMetrics Group Holdings LLC Term B Loan (First
	Lien), 5.762%, 1/11/14		1,453	1,275,092

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
Chemicals - 6.6%	Edwards (Cayman Islands II) Limited Term Loan
	(First Lien), 3.436%, 5/23/14	USD	494	$ 320,937
Huish Detergents, Inc. Tranche B Term Loan,
	5.77%, 4/26/14		1,481	1,152,906
	ISP Chemco LLC Term Loan B, 2.938% - 6.688%,
	6/04/14		988	730,750
Invista Canada Co. Tranche B-2 Term Loan,
	3.186%, 4/29/11		524	413,739
	Invista S.A.R.L. Tranche B-1 Term Loan, 3.186%,
	4/29/11		2,066	1,632,432
	PQ Corp. (Niagara Acquisition, Inc.) First Lien
	Term Loan, 6.72% - 7.02%, 5/29/16		3,990	2,468,813
Rockwood Specialties Group, Inc. Tranche E
	Term Loan, 3.546%, 12/13/12		1,930	1,545,608
	Solutia, Inc. Loan, 8.50%, 2/28/14		4,496	3,293,489
	Wellman, Inc. Second Lien Term Loan, 9.989%,
	2/10/10 (a)(b)		4,750	712,500
				12,271,174
Commercial Services & Supplies - 2.6%	ARAMARK Corp. Line of Credit Facility Letter of
	Credit, 2.469%, 1/26/14		196	155,041
ARAMARK Corp. U.S. Term Loan, 5.637%,
	1/26/14		3,081	2,440,449
	Brickman Group Holdings, Inc. Tranche B Term
	Loan, 3.436%, 1/23/14		739	443,250
John Maneely Co. Term Loan, 5.863% - 8%,
	12/28/13		891	559,586
West Corp. Term B-2 Loan, 3.774% - 4.733%,
	10/31/13		1,965	1,219,575
				4,817,901
Computers & Peripherals - 0.7%	Dealer Computer Services, Inc. (Reynolds & Reynolds)
	First Lien Term Loan, 3.186%, 10/31/12		1,113	662,327
	Intergraph Corp. Initial Term Loan (First Lien),
	4.196%, 5/15/14		419	321,345
	Intergraph Corp. Second Lien Term Loan, 8.196%,
	11/17/14		500	382,500
				1,366,172
Construction Materials - 0.5%	Headwaters, Inc. Term Loan B-1 (First Lien), 8.27%,
	4/30/11		1,025	922,768
Containers & Packaging - 1.9%	Berry Plastics Group Inc. Loan, 11.334%, 6/15/14		1,184	355,171
	Consolidated Container Co. LLC Loan (Second
	Lien), 7.123% - 8.106%, 7/14/14		550	96,250
Graham Packaging Co. L.P. New Term Loan,
	4.438% - 6.313%, 9/30/11		1,970	1,495,090
	Graphic Packaging International, Inc. Incremental
	Term Loan, 4.161% - 7.50%, 5/16/14		1,971	1,519,239
				3,465,750
Distributors - 0.4%	Keystone Automotive Operations, Inc. Loan,
	4.909% - 5.633%, 1/12/12		1,430	714,996
Diversified Consumer Services - 1.1%	Coinmach Corp. Term Loan, 4.46% - 5.22%,
	11/15/14		2,736	2,052,162

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Diversified Financial Services - 1.5%	DaimlerChrysler Financial Services Americas LLC
	Term Loan (First Lien), 6.82%, 8/03/12	USD	3,970	$ 2,097,442
	J.G. Wentworth LLC Loan (First Lien), 6.012%,
	4/03/14		2,300	747,500
				2,844,942
Electrical Equipment - 2.3%	Generac Power Systems, Inc. First Lien Term
	Loan, 6.65%, 11/10/13		554	330,218
Sensus Metering Systems, Inc. New Term B-1,
	3.436% - 4.196%, 12/17/10		4,578	3,891,522
				4,221,740
Energy Equipment & Services - 2.2%	Dresser, Inc. First Lien Term Loan, 3.686%,
	5/15/14		4,000	2,725,000
MEG Energy Corp. Delayed Draw Term Loan,
	5.77%, 3/23/13		994	665,813
MEG Energy Corp. Initial Term Loan, 5.76%,
	3/23/13		975	653,250
				4,044,063
Food & Staples Retailing - 3.3%	AB Acquisitions UK Topco 2 Ltd. Facility
	B-2 UK Borrower, 6.076%, 7/05/15	GBP	3,000	3,252,745
	Advantage Sales & Marketing, Inc. (ASM Merger
	Sub, Inc.) Term Loan, 4.59% - 5.77%,
	4/15/13	USD	1,464	936,726
DS Waters of America Term Loan, 3.659%,
	11/15/12		927	695,208
	McJunkin Corp. Term Loan, 7.012%, 1/30/14		727	578,693
Wm. Bolthouse Farms, Inc. Second Lien Term
	Loan, 9.262%, 12/01/13		1,000	645,000
				6,108,372
Food Products - 1.5%	Dole Food Co., Inc. Credit Linked Deposit, 4.689%,
	4/12/13		256	180,136
	Dole Food Co., Inc. Term Loan B, 3.50% - 5.50%,
	4/12/13		454	319,276
	Solvest Ltd. (Dole) Tranche C Term Loan
	3.50% - 6.813%, 4/12/13		1,692	1,189,531
	Sturm Foods, Inc. Initial Term Loan First Lien,
	5.875% - 6%, 1/22/14 (c)		978	564,539
Sturm Foods, Inc. Initial Term Loan Second
	Lien, 9.50%, 6/30/14		1,000	465,000
				2,718,482
Health Care Equipment &	Biomet, Inc. Dollar Term Loan B, 6.762%, 3/25/15		2,974	2,413,363
Supplies - 1.9%	DJO Finance LLC Term Loan, 6.762%,
	11/20/13		993	744,375
Hologic, Inc. Tranche B Term Loan, 4.875%,
	3/31/13		450	391,908
				3,549,646
Health Care Providers &	CCS Medical, Inc. Term Loan (First Lien),
Services - 2.6%	7.02%, 8/01/12		474	238,832
	Community Health Systems, Inc. Funded Term
	Loan, 4.719% - 5.06%, 7/25/14		1,280	937,462
	DaVita, Inc. Tranche B-1 Term Loan, 2.94% - 6.32%,
	10/05/12		2,000	1,694,376

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Health Management Associates, Inc. Term B
	Loan, 5.512%, 2/28/14	USD	2,881	$ 1,928,053
				4,798,723
Hotels, Restaurants & Leisure - 3.3%	Golden Nugget, Inc. Delay Draw Term Loan,
	3.40% - 3.77%, 6/30/13		61	22,727
Golden Nugget, Inc. Second Lien Term Loan,
	4.69%, 11/30/14		500	75,000
	Golden Nugget, Inc. Term Advance (First Lien),
	3.42% - 3.44%, 5/30/14		318	119,318
Green Valley Ranch Gaming LLC Second Lien
	Term Loan, 5.018%, 2/26/14		500	35,000
Greenwood Racing, Inc. Term Loan, 5.43%,
	11/15/13		491	294,750
	Harrah's Operating Co., Inc. Term Loan B-1, 6.762%,
	1/28/15		237	138,502
Harrah's Operating Co., Inc. Term Loan B-2,
	6.535% - 6.762%, 1/28/15		2,786	1,626,328
Harrah's Operating Co., Inc. Term Loan B-3,
	4.436% - 6.762%, 1/28/15		211	122,802
	Las Vegas Sands LLC Delayed Draw Term Loan,
	5.52%, 5/23/14		399	192,628
	Las Vegas Sands LLC Tranche B Term Loan, 5.52%,
	5/04/14		1,580	762,789
	Penn National Gaming, Inc. Term Loan B, 3.19% -
	5.29%, 10/03/12		1,198	975,117
	QCE LLC Term Loan (First Lien), 6.063%, 5/05/13		986	542,413
	Travelport LLC (Travelport Inc.) Original Post-First
	Amendment and Restatement Synthetic Line of Credit
	Loan, 6.012%, 8/31/13		178	82,467
	Travelport LLC (Travelport Inc.) Tranche B Dollar
	Term Loan, 6.012%, 8/31/13		889	410,996
VML US Finance LLC (Venetian Macau) Delay
	Draw Term Loan, 6.02%, 5/25/12		384	214,967
VML US Finance LLC (Venetian Macau) Term
	Loan B, 6.02%,		866	485,033
				6,100,837
Household Durables - 2.5%	American Residential Services LLC Term Loan
	(Second Lien), 12%, 4/17/15 (d)		2,010	1,983,035
Simmons Bedding Co. Tranche D Term Loan,
	4.875% - 6.625%, 12/19/11		3,166	1,994,557
	The Yankee Candle Co., Inc. Term Loan,
	3.42% - 5.77%, 2/06/14		1,250	671,875
				4,649,467
Household Products - 0.6%	Spectrum Brands, Inc. Letter of Credit, 2.70%,
	4/15/13		81	47,845
	Spectrum Brands, Inc. Term Loan B-1, 5.768% -
	8.320%, 4/15/13		1,591	945,125
				992,970
IT Services - 2.9%	Activant Solutions Term Loan B, 6.063% - 6.25%,
	5/02/13		1,978	1,206,424

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Audio Visual Services Group, Inc. Loan (Second
	Lien), 9.27%, 8/28/13	USD	1,000	$ 325,000
Audio Visual Services Group, Inc. Tranche B
	Term Loan (First Lien), 6.02%, 2/28/14		1,485	594,000
	Ceridian Corp. U.S. Term Loan, 4.423%, 11/09/14		2,000	1,440,000
	First Data Corp. Term Loan B-2,
	4.145% - 6.512%, 9/24/14		1,289	871,835
	First Data Corp. Term Loan B-3,
	5.948% - 6.512%, 9/24/14		344	232,280
RedPrairie Corp. Term Loan, 5.188% - 6%,
	7/17/12		638	478,464
RedPrairie Corp. Loan (Second Lien), 9.206%,
	1/31/13		300	195,000
				5,343,003
Independent Power Producers & Energy	The AES Corp. Term Loan, 5.063% - 5.10%, 8/10/11		1,571	1,251,905
Traders - 1.8%	Calpine Corporation Term Loan, 11.07%,
	3/11/10		1	577
	Texas Competitive Electric Holdings Co., LLC (TXU)
	Term Loan B-2, 5.268% - 7.262%, 10/10/14		985	665,860
	Texas Competitive Electric Holdings Co., LLC (TXU)
	Term Loan B-3, 5.268% - 7.262%, 10/10/14		1,960	1,322,510
				3,240,852
Industrial Conglomerates - 1.0%	Sequa Corp. Term Loan, 5.02% - 7.02%, 12/03/14
			2,796	1,908,493
Insurance - 0.2%	Alliant Holdings I, Inc. Term Loan, 6.762%, 10/23/14
			495	314,325
Internet & Catalog Retail - 0.4%	FTD Group, Inc. Tranche B Term Loan, 7.50% -
	8.035%, 8/26/14		750	648,750
Leisure Equipment & Products - 2.7%	24 Hour Fitness WorldWide, Inc. Tranche B Term
	Loan, 3.94% - 6.71%, 6/08/12		3,900	2,496,000
	Easton-Bell Sports, Inc. Tranche B Term Loan,
	4.93% - 5.29%, 3/27/12		3,226	2,274,162
	Fender Musical Instruments Corp. Delayed Draw
	Loan, 6.02%, 1/07/14		167	99,916
	Fender Musical Instruments Corp. Initial Term
	Loan, 5.17%, 1/07/14		330	197,830
				5,067,908
Machinery - 3.5%	Harrington Holdings, Inc. Term Loan (First Lien),
	3.686%, 1/11/14		985	748,600
	NACCO Materials Handling Group Loan,
	3.436% - 4.595%, 3/21/13		1,466	791,775
Navistar International Transportation Corp.
	Revolving Credit, 4.686% - 7.126%, 1/19/12		1,333	720,000
Navistar International Transportation Corp.
	Term Advance, 4.686%, 1/19/12		3,667	1,980,000
	OshKosh Truck Corp. Term B Loan,
	2.93% - 4.62%, 12/06/13		1,780	1,117,585
	Trimas Co. LLC Letter of Credit, 2.463%, 8/02/13		375	232,500
	Trimas Co. LLC Term Loan B, 4.276% - 5.766%,
	8/02/13		1,593	987,350
				6,577,810

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Media - 24.4%	Affinion Group Holdings, Inc. Loan, 9.368%,
	3/01/12	USD	2,000	$ 800,000
	AlixPartners, LLP Tranche C Term Loan,
	4.29% - 6.75%, 10/30/13		1,591	1,304,327
	Bresnan Communications, LLC Additional Term
	Loan B (First Lien), 6.06%, 9/17/11		1,500	1,125,000
Catalina Marketing Corp. Initial Term Loan,
	6.762%, 10/01/14		1,736	1,124,210
	Cengage Learning Acquisitions, Inc. (Thomson
	Learning) Term Loan, 3.94%, 7/05/14		1,485	983,813
	Cengage Learning Acquisitions, Inc. (Thomson
	Learning) Term Loan B-2, 7.50%, 7/05/14		6,234	5,236,875
	Cequel Communications LLC (Cebridge) Second Lien
	Tranche A Term Loan (Cash Pay), 7.693%, 5/05/14		2,000	1,100,000
Cequel Communications LLC (Cebridge) Term
	Loan B, 4.235% - 6.334%, 11/05/13		2,126	1,416,542
	Clarke American Corp. Tranche B Term Loan,
	6.262% - 6.383%, 12/31/14		988	548,062
Emmis Operating Co. Tranche B Term Loan,
	13.016%, 10/31/13		546	245,917
GateHouse Media Operating, Inc. Delay Draw
	Term Loan, 4.20% - 5%, 9/15/14		184	42,333
	GateHouse Media Operating, Inc. Term Loan B,
	4.20%, 8/28/14		533	122,500
Getty Images, Inc. Initial Term Loan, 8.053%,
	6/30/15		1,000	853,750
	Gray Television, Inc. Term Loan B - DD,
	3.75% - 5.65%, 12/31/14		887	381,397
HMH Publishing Co. Ltd. (Education Media)
	Tranche A Term Loan, 7.516%, 11/14/14		2,636	1,660,909
HMH Publishing Co. Ltd. (Education Media)
	Second Lien Term Loan, 13.016%, 11/14/14		9,418	5,650,500
	Hanley-Wood LLC Term Loan, 3.872% - 6.012%,
	3/08/14		1,489	707,156
	Insight Midwest Holdings LLC Delay Draw Term
	Loan, 4.85%, 4/06/14		1,825	1,418,286
	Intelsat Ltd. Term Loan B, 6.65%, 6/27/13		1,911	1,563,071
	Knology, Inc. Term Loan B, 6.40%, 6/30/12		741	444,375
	Lauena Holding 3 GMBH (ProSiebenSat.1 Media
	AG) Term Loan B, 7.167% - 7.526%,
	6/30/15	EUR	337	39,225
	Lauena Holding 3 GMBH (ProSiebenSat.1 Media AG)
	Term Loan B, 7.417% - 7.776%, 6/30/16		337	39,225
MCC Iowa LLC (Mediacom Broadband Group)
	Tranche A Term Loan, 2.59%, 3/31/10	USD	1,013	870,750
	Mediacom Illinois, LLC (Mediacom
Communications, LLC) Tranche C Term Loan,
	2.59%, 1/31/15		3,105	2,126,720
Metro-Goldwyn-Mayer, Inc. Tranche B Term
	Loan, 7.012%, 3/15/12		3,822	1,714,515
Multicultural Radio Broadcasting Inc. Term
	Loan, 4.928%, 12/15/12		338	236,600

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
National Cinemedia LLC Term Loan, 4.57%,
	2/12/15	USD	1,000	$ 631,429
	Newsday LLC Fixed Rate Term Loan, 9.75%, 8/01/13		1,000	830,000
NextMedia Operating, Inc. Delay Draw Term
	Loan, 5.453%, 11/15/12		200	113,179
	NextMedia Operating, Inc. First Lien Term Loan,
	5.436%, 11/15/12		267	150,820
NextMedia Operating, Inc. Second Lien Term
	Loan, 11.17%, 11/15/13		1,759	782,714
	Nielsen Finance LLC Dollar Term Loan,
	3.768% - 4.389%, 8/09/13		5,880	3,894,612
	Mediannuaire Holding (PagesJaunes) Term Loan
	D, 8.204%, 4/08/16	EUR	500	165,165
Penton Media, Inc. Term Loan (Second Lien),
	8.42%, 2/01/14	USD	1,000	400,000
	San Juan Cable Term Loan B, 9.62%, 3/02/13		1,179	684,039
	Sitel, LLC (ClientLogic) U.S. Term Loan,
	4.678% - 9.789%, 1/30/14		911	500,864
	Sunshine Acquisitions Ltd. (HIT Entertainment)
	Term Facility, 4.71%, 8/31/12		732	366,017
	United Pan Europe Communications Term Loan
	M, 6.481%, 12/31/14	EUR	5,000	4,236,993
	Weather Channel Term Loan B, 7.25%,
	6/01/15	USD	750	643,125
				45,155,015
Multi-Utilities - 2.5%	Coleto Creek Power, LP (Coleto Creek WLE, LP)
	(First Lien) Synthetic Letter of Credit, 6.512%,
	7/31/13		127	88,747
	Coleto Creek Power, LP (Coleto Creek WLE, LP)
	(First Lien) Term Loan, 6.512%, 7/31/13		1,807	1,259,149
	Energy Transfer Equity LP Term Loan, 4.138%,
	11/01/12		1,000	813,000
NE Energy Second Lien Term Loan, 7.711%,
	10/31/14		500	370,000
Riverside Energy Center Term Loan, 7.67%,
	6/24/11		1,566	1,362,486
Rocky Mountain Energy Center LLC Credit
	Linked Deposit, 3.32%, 6/24/11		134	116,550
	Rocky Mountain Energy Center LLC Term Loan,
	7.67%, 6/24/11		784	681,720
				4,691,652
Multiline Retail - 1.0%	Neiman Marcus Group, Inc. Term Loan, 4.565%,
	4/06/13		2,984	1,865,111
Oil, Gas & Consumable Fuels - 2.5%	Big West Oil, LLC Delayed Advanced Loan,
	5.25%, 5/15/14		550	302,500
Big West Oil, LLC Initial Advanced Loan B,
	5.25%, 5/15/14		437	240,625
Coffeyville Resources LLC Funded Letter of
	Credit, 3.783%, 12/21/13		486	356,757
	Coffeyville Resources LLC Tranche D Term Loan,
	6.25% - 6.633%, 12/21/13		1,571	1,151,915
Petroleum Geo-Services ASA Term Loan B,
	5.51%, 6/06/15		953	700,700
7

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Vulcan Energy Term Loan B3, 6.25%, 9/03/11	USD	1,500	$ 1,271,250
Western Refining, Inc. Term Loan B, 9.25%,
	5/30/14		987	558,339
				4,582,086
Paper & Forest Products - 1.8%	Boise Paper Holdings LLC (Aldabra Sub LLC), Tranche
	B Term Loan (First Lien), 7.50%, 2/05/15		1,244	1,007,437
	NewPage Corp. Tem Loan, 7%, 12/21/14		1,241	910,309
	Verso Paper Finance Holdings LLC Loan,
	10.012%, 2/01/13		1,850	1,409,267
				3,327,013
Pharmaceuticals - 0.5%	Pharmaceutical Technologies & Services (PTS)
	Term Loan, 6.012%, 4/10/14		81	49,258
	Pharmaceutical Technologies & Services (PTS)
	Term Loan, 7.392%, 4/15/14	EUR	988	903,327
				952,585
Professional Services - 0.2%	Booz Allen Hamilton, Inc. Tranche B Term
	Loan, 8%, 7/01/15	USD	500	427,344
Real Estate Management &	Mattamy Group Term Loan B, 4.50%, 4/11/13		975	731,250
Development - 1.0%	Realogy Corp. Initial Term Loan B, 5.706%, 9/22/14		1,975	1,129,453
				1,860,703
Road & Rail - 0.7%	Rail America, Inc. Canadian Term Loan, 7.883%,
	6/30/09		130	106,978
	Rail America, Inc. U.S. Term Loan B, 7.883%, 6/30/09
			1,370	1,123,022
				1,230,000
Specialty Retail - 0.6%	Adesa, Inc. Term Loan B, 6.02%, 10/20/13		1,436	851,831
	Claire's Stores Inc. Term B Loan,
	4.186% - 6.512%, 5/29/14		739	303,588
				1,155,419
Textiles, Apparel & Luxury	Renfro Corp. Tranche B Term Loan,
Goods - 0.1%	5.42% - 7.02%, 9/30/13		462	184,652
Wireless Telecommunication	Alltel Corp. Term Loan B-1, 3.939%, 5/16/15		6,000	5,681,250
Services - 3.3%	IPC Systems First Lien Term Loan, 6.012%, 5/31/14		927	458,686
				6,139,936
	Total Floating Rate Loan Interests - 99.6%			184,333,815
	Corporate Bonds
Auto Components - 1.7%	The Goodyear Tire & Rubber Co., 6.318%,
	12/01/09 (e)		3,500	3,097,500
Building Products - 2.1%	CPG International I, Inc., 9.904%, 7/01/12 (e)		3,500	1,960,000
	CPG International I, Inc., 10.50%, 7/01/13		3,000	1,680,000
	Momentive Performance Materials, Inc. Series
	WI, 9.75%, 12/01/14		750	290,625
				3,930,625
Capital Markets - 2.4%	E*Trade Financial Corp., 12.50%, 11/30/17 (f)		5,313	3,479,687
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (f)		1,168	527,060
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (c)(f)		443	200,022
Marsico Parent Superholdco, LLC, 14.50%,
	1/15/18 (c)(f)		301	135,682
				4,342,451
Chemicals - 2.2%	GEO Specialty Chemicals Corp., 7.50%,
	3/31/15 (c)(f)(g)		805	602,666
	GEO Specialty Chemicals, Inc., 12.553%,
	12/31/09 (g)		1,319	987,601
8

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	Hexion U.S. Finance Corp., 6.649%,
	11/15/14 (e)	USD	4,000	$ 1,960,000
	NOVA Chemicals Corp., 5.72%, 11/15/13 (e)		985	526,975
				4,077,242
Commercial Services &	Allied Waste North America, Inc. Series B,
Supplies - 2.3%	7.375%, 4/15/14		3,375	3,054,375
	US Investigations Services, Inc., 10.50%,
	11/01/15 (f)		1,600	1,168,000
				4,222,375
Construction & Engineering - 0.2%	Dycom Industries, Inc., 8.125%, 10/15/15		600	411,000
Construction Materials - 1.3%	Nortek, Inc., 10%, 12/01/13		3,420	2,394,000
Containers & Packaging - 2.7%	Berry Plastics Holding Corp., 5.871%,
	9/15/14 (e)		1,450	681,500
	Clondalkin Acquisition BV, 3.996%,
	12/15/13 (e)(f)		4,000	2,400,000
	Crown European Holdings SA, 6.25%,
	9/01/11	EUR	610	674,256
	Owens Brockway Glass Container, Inc., 6.75%,
	12/01/14		220	212,428
	Packaging Dynamics Finance Corp., 10%,
	5/01/16 (f)	USD	2,350	1,081,000
				5,049,184
Diversified Financial Services - 1.5%	FCE Bank Plc, 7.125%, 1/16/12	EUR	4,000	2,795,106
Diversified Telecommunication	Qwest Corp., 5.246%, 6/15/13 (e)	USD	4,725	3,307,500
Services - 1.8%
Food & Staples Retailing - 0.1%	AmeriQual Group LLC, 9.50%, 4/01/12 (f)		250	155,000
Health Care Equipment & Supplies - 2.8%	DJO Finance LLC, 4.436% - 6.762%, 11/15/14		7,000	5,110,000
Hotels, Restaurants & Leisure - 2.5%	American Real Estate Partners LP, 7.125%, 2/15/13		5,000	3,012,500
	Harrah's Operating Co., Inc., 10.75%,
	2/01/16 (f)		2,503	556,917
	Harrah's Operating Co., Inc., 10.75%,
	2/01/18 (c)(f)		426	38,068
Little Traverse Bay Bands of Odawa Indians,
	10.25%, 2/15/14 (f)		1,565	1,025,075
				4,632,560
IT Services - 2.3%	First Data Corp., 9.875%, 9/24/15		6,000	3,450,000
	SunGard Data Systems, Inc., 10.625%, 5/15/15
	(f)		1,000	770,000
				4,220,000
Independent Power Producers & Energy	Texas Competitive Electric Holdings Co. LLC,
Traders - 1.8%	10.25%, 11/01/15 (f)		5,230	3,347,200
Industrial Conglomerates - 0.5%	Sequa Corp., 11.75%, 12/01/15 (f)		640	281,600
	Sequa Corp., 13.50%, 12/01/15 (c)(f)		1,489	634,516
				916,116
Insurance - 1.8%	American International Group, Inc., 8.25%,
	8/15/18 (f)		5,000	3,335,990
Machinery - 0.6%	Sunstate Equipment Co. LLC, 10.50%,
	4/01/13 (f)		2,000	1,140,000
Media - 1.5%	CSC Holdings, Inc. Series B, 7.625%, 4/01/11		2,000	1,770,000
	Cablevision Systems Corp. Series B, 8%, 4/15/12		575	471,500
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		1,244	584,680
				2,826,180

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments November 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Metals & Mining - 2.0%	FMG Finance Property Ltd., 6.203%,
	9/01/11 (e)(f)	USD	265	$ 153,700
	Freeport-McMoRan Copper & Gold, Inc.,
	7.084%, 4/01/15 (e)		4,220	2,532,000
	Ryerson, Inc., 10.568%, 11/01/14 (e)(f)		1,680	1,108,800
				3,794,500
Oil, Gas & Consumable Fuels - 0.6%	SandRidge Energy, Inc., 7.508%, 4/01/14 (e)		1,600	1,068,213
Paper & Forest Products - 3.7%	Abitibi-Consolidated, Inc., 5.496%,
	6/15/11 (e)		2,650	397,500
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (f)		1,124	752,819
	Domtar Corp., 7.125%, 8/15/15		625	425,000
	NewPage Corp., 9.443%, 5/01/12 (e)		3,925	2,060,625
	NewPage Corp., 10%, 5/01/12		2,000	1,080,000
Verso Paper Holdings LLC Series B, 6.943%,
	8/01/14 (e)		4,000	2,160,000
				6,875,944
Pharmaceuticals - 0.3%	Angiotech Pharmaceuticals, Inc., 5.953%,
	12/01/13 (e)		1,000	570,000
Real Estate Management &	Realogy Corp., 10.50%, 4/15/14		1,055	184,625
Development - 0.1%
Road & Rail - 0.0%	Swift Transportation Co., Inc., 9.899%,
	5/15/15 (e)(f)		350	40,250
Semiconductors & Semiconductor	Avago Technologies Finance Pte. Ltd., 7.703%,
Equipment - 0.7%	6/01/13 (e)		900	749,250
	Spansion, Inc., 5.328%, 6/01/13 (e)(f)		2,870	602,700
				1,351,950
Specialty Retail - 0.2%	General Nutrition Centers, Inc., 7.584%,
	3/15/14 (c)(e)		700	399,000
Wireless Telecommunication	Digicel Group Ltd., 9.125%, 1/15/15 (c)(f)		278	140,390
Services - 0.1%
	Total Corporate Bonds - 39.8%			73,734,901
	Common Stocks		Shares
Capital Markets - 0.2%	E*Trade Financial Corp. (a)		242,021	326,728
Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (a)(d)		13,117	5,036
Electrical Equipment - 0.0%	Medis Technologies Ltd. (a)		71,654	48,008
Energy Equipment & Services - 0.2%	Trico Marine Services, Inc. (a)		119,185	455,287
Paper & Forest Products - 0.2%	Ainsworth Lumber Co. Ltd.		136,289	143,960
	Ainsworth Lumber Co. Ltd. (a)(f)		152,951	161,429
	Western Forest Products, Inc. (a)(f)		84,448	33,365
				338,754
	Total Common Stocks - 0.6%			1,173,813
	Preferred Stocks
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (f)		78	40,560
	Total Preferred Stocks - 0.0%			40,560
	Total Long-Term Investments
	(Cost - $397,970,588) - 140.0%			259,283,089

	BlackRock Floating Rate Income Strategies Fund, Inc.
	Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Beneficial
			Interest
	Short-Term Securities		(000)	Value
BlackRock Liquidity Series, LLC Cash Sweep
	Series, 1.64% (h)(i)	USD	1,967	$ 1,966,508
	Total Short-Term Securities
	(Cost - $1,966,508) - 1.1%			1,966,508
	Options Purchased		Contracts
Call Options	Marsico Parent Superholdco LLC, expiring
	December 2019 at USD 942.86		20	29,000
	Total Options Purchased
	(Cost - $19,556) - 0.0%			29,000
	Total Investments
	(Cost - $399,956,652*) - 141.1%			261,278,597
	Liabilities in Excess of Other Assets - (41.1)%			(76,097,998)
	Net Assets - 100.0%		$ 185,180,599

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 399,902,042
Gross unrealized appreciation	$ 31,596
Gross unrealized depreciation	(138,655,041)
Net unrealized depreciation	$ (138,623,445)

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Security is fair valued.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Convertible security.

(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 331,839	$ 16,875
(i) Represents the current yield as of report date.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
  This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
  Foreign currency exchange contracts as of November 30, 2008 were as follows:
	Currency		Currency			Appreciation
	Purchased		Sold		Settlement Date	(Depreciation)
USD	265,991	CAD		315,000	1/21/09	$ 11,863
USD	10,370,060	EUR		8,215,500	12/10/08	(65,005)
EUR	355,000	USD		463,929	12/10/08	(13,019)
USD	762,528	EUR		600,000	1/21/09	573
USD	52,633	EUR		41,000	1/21/09	566
USD	3,398,919	GBP		2,136,000	12/10/08	113,986
Total						$ 48,964

BlackRock Floating Rate Income Strategies Fund, Inc.

Schedule of Investments November 30, 2008 (Unaudited)
• Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2008 were as follows:

					Notional
	Receivable			Credit	Amount	Unrealized
Issuer	Fixed Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Depreciation
Ford Motor Co.	3.80%	UBS AG	March 2010	CCC	USD 10,000	$ (6,448,510)

(1) Using the higher of Standard & Poor's or Moody's Investor Services ratings.

(2) The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

• Credit default swaps on traded indexes		- buy protection outstanding as of November 30, 2008 were as follows:

Notional
	Pay Fixed			Amount		Unrealized
Issuer	Rate	Counterparty	Expiration	(000)[1]		Appreciation
Dow Jones CDX North
America High Yield		Credit Suisse
Index 10.V1	5.00%	International	June 2013	USD	4,000	$ 603,764

(1) The maximum potential amount the Fund may receive should a negative credit event take place as defined under the terms of the agreement.

• Currency Abbreviations:

CAD Canadian Dollar
EUR Euro
GBP British Pound
USD U.S. Dollar

BlackRock Floating Rate Income Strategies Fund, Inc. Schedule of Investments November 30, 2008 (Unaudited)

Effective September 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 1,007,348	-
Level 2	192,172,963	$ (5,766,782)
Level 3	68,069,286	-
Total	$ 261,249,597	$ (5,766,782)

* Other financial instruments are foreign exchange contracts, swaps and options.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
Investments in
Securities
Balance, as of September 1, 2008	$ 27,977,920
Accrued discounts/premiums	37,132
Realized gain (loss)	(1,028,658)
Change in unrealized appreciation (depreciation)	(31,551,809)
Net purchases (sales)	(2,115,189)
Net transfers in/out of Level 3	74,749,890

Balance, as of November 30, 2008	$ 68,069,286

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 20, 2009